Financial Instruments - Exposure to Currency Risk (Detail) - Currency risk [member] - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	₩ 5,553,742	₩ 5,237,890
Liabilities	8,996,494	7,879,302
EUR [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	574,739	622,749
Liabilities	2,438,031	2,620,254
JPY [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	525,815	156,007
Liabilities	384,535	545,622
Others [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Assets	1,614,928	849,744
Liabilities	₩ 807,876	₩ 467,053